SCHEDULE OF LOANS FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Loans Payable Related Parties
Other loans payable to related parties, current	$ 4,907,181	$ 2,932,090
Other loans payable to related parties, non-current	1,820	1,729	[1]
Total loans payable to related parties	$ 4,909,001	$ 2,933,819

[1]	Restatement details in Note 2